Notes to Profit or Loss - Summary of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research And Development [line items]
Research and development expenses	€ 108,431,600	€ 106,397,017	€ 113,313,679
Personnel expenses [member]
Research And Development [line items]
Research and development expenses	30,131,000	25,288,000	28,482,000
Consumable supplies [member]
Research And Development [line items]
Research and development expenses	2,874,000	2,310,000	2,588,000
Other operating expenses [member]
Research And Development [line items]
Research and development expenses	3,142,000	2,761,000	2,757,000
Impairment, amortization and other costs of intangible assets [member]
Research And Development [line items]
Research and development expenses	5,631,000	22,760,000	13,503,000
External services [member]
Research And Development [line items]
Research and development expenses	60,710,000	47,889,000	61,119,000
Depreciation and other costs for infrastructure [member]
Research And Development [line items]
Research and development expenses	€ 5,944,000	€ 5,389,000	€ 4,865,000